Other Invested Assets (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Schedule of Investments [Line Items]
Other invested assets	$ 18,412	$ 26,897
Low Income Housing Tax Credit Properties
Schedule of Investments [Line Items]
Other invested assets	677	896
Derivative
Schedule of Investments [Line Items]
Other invested assets	$ 17,735	$ 26,001